Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
14.	Related party transactions and balances

a.	Related party transactions performed in the normal course of operations were as follows:

	Successor Registrant	Predecessor Registrant
	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010	2009
Revenues from:
Satellite services - Mexican federal government	$—	$2,225	$4,896	$2,633
Satellite capacity to Mexican federal government	—	977	2,344	2,344
Loral	—	119	287	1,089

Expenses from:
Rent of control centers - Mexican federal government	—	225	479	434

Capital expenditures for:
Construction Satmex 8- Loral	—	148,932	59,065	—

b.	Related party receivable balances are as follows:

	Successor Registrant 2011	Predecessor Registrant 2010
Amounts receivable:
Mexican federal government	$—	$840